Note 5 - Long-term Debt (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jun. 15, 2017
Limited Dividends Percentage Loans to Profits	60.00%
Restricted Cash, Total	$ 3,919,399		$ 4,903,953
Interest Expense, Total	$ 1,072,734	$ 589,013
Debt Instrument, Interest Rate During Period	6.49%
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member]
Percent Shared With Bank in Excess of Fair Market Value				35.00%
Vessel Profit Parcitipation Liability	$ 2,005,500		$ 1,297,100
Percent of Cash Flow After Debt Service Set Aside				35.00%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument Variable Interest Rate	1.88%
Debt Instrument, Basis Spread on Variable Rate	4.61%